Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Trade and Other Payables

	UNITED STATES DOLLAR
	2017	2016 Restated[1]	2015 Restated[1]

Trade payables	190.8	169.3
Accruals and other payables	238.8	199.6
Payroll payables	51.7	46.3
Copper derivative contracts[2]	3.3	—
Leave pay accrual	42.5	37.7
Interest payable on loans	10.2	9.7
Deferred consideration - refer note 15.2	11.2	67.7
Stamp duty payable - refer note 15.2	—	13.0

Total trade and other payables	548.5	543.3

1	Refer note 40 for further details.
2	This relates to the Peruvian copper derivative contracts. Refer note 37 for further details.